LEASES - Supplemental balance sheet information (Details)	Jun. 30, 2022	Dec. 31, 2020
LEASES
Weighted-average Remaining Lease Term, Operating leases	6 years 7 months 13 days	7 years 2 months 23 days
Weighted-average Remaining Lease Term, Finance lease	8 years 2 months 4 days	9 years 2 months 4 days
Weighted-average Discount Rate, Operating leases	4.48%	4.50%